Quarterly Financial Data (Unaudited) - Summary of Selected Quarterly Results of Operations (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Quarterly Financial Information Disclosure [Abstract]
Interest income	$ 61,809	$ 57,857	$ 53,987	$ 48,930	$ 44,920	$ 42,024	$ 37,097	$ 33,499	$ 33,810	$ 33,719	$ 31,570	$ 30,742	$ 222,583	$ 157,540	$ 129,841
Interest expense	26,548	23,697	19,934	13,500	7,855	3,894	2,240	2,144	2,507	2,840	3,031	3,258	83,679	16,133	11,636
Net interest income	35,261	34,160	34,053	35,430	37,065	38,130	34,857	31,355	31,303	30,879	28,539	27,484	138,904	141,407	118,205
Provision for credit losses	619	1,641	2,078	1,962	2,596	2,543	1,625	1,892	131	130	55	827
Earnings before income taxes	14,220	14,745	16,039	17,927	15,342	19,706	18,484	14,544	17,512	17,405	14,449	14,792
Net Income (Loss)	$ 11,222	$ 11,486	$ 12,389	$ 13,841	$ 12,340	$ 15,190	$ 14,139	$ 11,373	$ 13,801	$ 13,342	$ 11,139	$ 11,144	$ 48,938	$ 53,042	$ 49,426
Basic earnings per common share	$ 0.96	$ 0.99	$ 1.07	$ 1.2	$ 1.08	$ 1.33	$ 1.25	$ 1.01	$ 1.23	$ 1.19	$ 1	$ 1.01	$ 4.21	$ 4.66	$ 4.44
Diluted earnings per common share	$ 0.95	$ 0.98	$ 1.07	$ 1.2	$ 1.07	$ 1.33	$ 1.24	$ 1	$ 1.23	$ 1.19	$ 1	$ 1	$ 4.2	$ 4.65	$ 4.43